Offerings - Offering: 1	Feb. 04, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 each, to be issued pursuant to the Tenon Medical, Inc. 2022 Equity Incentive Plan, as amended
Amount Registered | shares	445,100
Proposed Maximum Offering Price per Unit	0.67
Maximum Aggregate Offering Price	$ 298,217.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 41.18
Offering Note	This Registration Statement on Form S-8 (this “Registration Statement”) covers additional shares of Common Stock, par value $0.001 per share (“Common Stock”), of Tenon Medical, Inc. (the “Company” or “Registrant”) (i) authorized for issuance under the Tenon Medical, Inc. 2022 Equity Incentive Plan, as amended (the “2022 Plan”) and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), any additional shares of Common Stock that may become issuable under the 2022 Plan by reason of any stock split, stock dividend or similar transaction involving the Common Stock.

Proposed maximum offering price per share was estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(h) promulgated under the Securities Act. The proposed maximum offering price per share and the maximum aggregate offering price are based upon $0.67 per share, which is the average of the high and low prices of the Registrant’s Common Stock as reported on the Nasdaq Capital Market on February 6, 2026.

Maximum aggregate offering price was rounded up to the nearest cent.